Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ 78,744,704	$ 10,117,135	$ (20,210,992)	$ 6,628,881
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property and equipment	268,028	34,436	96,880	134,951
Amortization of intangible assets	6,813,062	875,344	4,516,459	5,514,165
Amortization of right-of-use assets and interest of lease liabilities	2,233,308	286,936	1,494,383	1,633,106
Realized loss on disposal of financial assets at fair value	0	0	0	7,874
Change in fair value on financial assets at fair value	0	0	0	2,091
Allowance (recovery) for credit losses	(21,567)	(2,771)	893,175	998,020
Impairment loss of intangible assets	14,242,561	1,829,887	0	0
Option premium income	(4,407,000)	(566,212)	0	0
Realized gain on disposal of digital assets	(873,409)	(112,216)	0	0
Investment income from stable coins and digital assets	(1,680,869)	(215,958)	0	0
Change in fair value of derivative liabilities	2,795,520	359,169	0	0
Change in fair value of stable coins, digital assets and digital assets – restricted	(121,190,685)	(15,570,604)	0	0
Others	1,344,004	172,678	0	0
Deferred tax expense (benefit)	(3,046,757)	(391,448)	781,759	154,186
Changes in operating assets and liabilities:
Accounts receivable	917,734	117,911	668,920	(2,444,125)
Prepaid expenses	8,230,370	1,057,440	(13,373,781)	(38,978)
Deposits	(474,748)	(60,996)	(13,300)	47,104
Accrued expenses and other current liabilities	2,474,880	317,972	738,576	(61,981)
Contract liabilities	(13,088)	(1,680)	4,154,472	420,517
Tax payable	6,348	816	(124,069)	(11,877)
Net cash provided by (used in) operating activities	(15,870,912)	(2,039,097)	(21,877,518)	11,324,808
Cash flows from investing activities:
Purchase of property and equipment	(151,646)	(19,484)	(463,476)	(48,157)
Costs to obtain and develop software	(2,321,836)	(298,310)	(7,967,033)	(7,270,898)
Proceeds from call options	3,841,500	493,557	0	0
Disposals of investment at fair value	0	0	0	1,633,315
Net cash (used in) provided by investing activities	1,368,018	175,763	(8,430,509)	(5,685,740)
Cash flows from financing activities:
Proceeds from pre-funded warrants	76,440,000	9,821,027	0	0
Proceeds from PIPE, net of offering costs	144,857,724	18,611,350	0	0
Dividend paid	0	0	0	(5,329,213)
Deferred IPO costs	0	0	(9,139,510)	(1,864,434)
Proceeds from initial public offering	0	0	58,500,012	0
Repayment of bank borrowings	(4,614,703)	(592,898)	(3,867,070)	(3,693,642)
Proceeds from a related party loan	7,800,000	1,002,146	0	0
Repayment to related parties	(8,106,110)	(1,041,475)	0	0
Net cash (used in) provided by financing activities	216,376,911	27,800,150	45,493,432	(10,887,289)
Effect of exchange rate changes on cash	(465,751)	(59,840)	3,964	(5,092)
Net (decrease) increase in cash	201,408,266	25,876,976	15,189,369	(5,253,313)
Cash, beginning of year	21,999,787	2,826,537	6,810,418	12,063,731
Cash, end of year	223,408,053	28,703,513	21,999,787	6,810,418
Supplemental disclosure information:
Cash paid for income tax	0	0	124,069	0
Cash paid for interest	287,825	36,980	325,084	483,623
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	5,032,766	646,611	2,835,821	2,824,383
Class A common stock exchanged for digital assets	3,637,881,000	467,395,706	0	0
Pre-funded warrants exchanged for digital assets	39,000,000	5,010,728	0	0
Related party
Changes in operating assets and liabilities:
Operating lease liabilities	(792,642)	(101,839)	0	0
Nonrelated party
Changes in operating assets and liabilities:
Operating lease liabilities	$ (1,440,666)	$ (185,097)	$ (1,500,000)	$ (1,659,126)